Restructuring, Acquisition and Integration-Related Costs (Tables)	3 Months Ended
Mar. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring, Acquisition and Integration-Related Costs
Restructuring, acquisition and integration-related costs consisted of the following during the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Severance and retention costs	$1,547	$4,588
Integration-related costs	1,151	5,002
Transaction-related costs	839	104
Facility-related costs	165	1,568
Legacy plan restructuring costs	(181)	—
Restructuring, acquisition and integration-related costs	$3,521	$11,262